Income Tax	6 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
Income tax

Note 14. Income tax

Income tax expense comprises current and deferred taxes. Current taxes and deferred taxes are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive loss.

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Singapore

Subsidiaries incorporated in Singapore are subject to the Singapore Corporate Tax rate of 17% for the six months ended June 30, 2025 and 2024.

Indonesia

Domestic statutory corporate income tax rate in Indonesia is 22% for the six months ended June 30, 2025 and 2024. However, public companies that meet certain conditions are eligible for a reduced rate of 19%.

A reconciliation of the expected income tax benefits to the actual income tax provision is as follows:

	June 30,	June 30,
	2025	2024
Net loss before income taxes	$(7,686,900)	$(2,940,528)

Income tax benefits attributable to net income at Singapore statutory rate of 17%*	(1,306,773)	(499,890)
Effect of different tax rates in other jurisdictions	(27,480)	(44,563)
Non-deductible expenses	139,090	166,923
Unrecognized deferred tax asset	1,195,163	377,530
Total tax provision	$-	$-

*	The Company has reconciled to the Singapore corporate income tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.

The components of the deferred tax assets are as follows:

	June 30,	December 31,
	2025	2024
Tax loss carry forwards	$15,747,576	$15,794,453
Deferred tax assets	2,677,088	2,685,057
Valuation allowance	(2,677,088)	(2,685,057)
Total deferred tax assets, net	$-	$-

According to Singapore Income Tax Act, due to change of ownership in New Retail, the tax losses carry forwards of $8,599,651 and $8,599,651 as of June 30, 2025 and December 31, 2024, respectively, cannot be used to offset future profit subject to the agreement of the tax authorities and compliance within certain provisions of the Income Tax Act